PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 717	4,468	5,516
Deposits	1,776	11,065	210,498
Staff advances	474	2,952	6,330
Subsidies receivable	1,425	8,881	8,104
Loans to third parties			22,400
Prepaid advertising fees	482	3,000	9,000
Others	768	4,782	3,351
Total prepaid expenses and other current assets	5,642	35,148	265,199
Deposit for construction of new exhibit halls	995	6,200
Deposits for leasing certain buildings	781	4,865
Refundable deposit amount for potential business acquisition that was refunded during period	$ 27,768	173,000